Property, plant, equipment and development costs - Estimates prices for the current and long-term periods (Details)	Dec. 31, 2022 $ / oz $ / t	Dec. 31, 2021 $ / oz $ / t
Less than 1 year | Gold per ounce [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / oz	1,750	1,700
Less than 1 year | Silver [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / oz	21.00	24.00
Less than 1 year | Copper [Member]
Property, plant, equipment and development costs
Commodity price estimates	7,900	8,500
Less than 1 year | Lead [Member]
Property, plant, equipment and development costs
Commodity price estimates	1,900	2,000
Less than 1 year | Zinc [Member]
Property, plant, equipment and development costs
Commodity price estimates	3,000	2,600
Between 1 and 2 years | Gold per ounce [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / oz	1,735	1,764
Between 1 and 2 years | Silver [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / oz	23.17	27.30
Between 1 and 2 years | Copper [Member]
Property, plant, equipment and development costs
Commodity price estimates	9,625	8,705
Between 1 and 2 years | Lead [Member]
Property, plant, equipment and development costs
Commodity price estimates	2,181	2,313
Between 1 and 2 years | Zinc [Member]
Property, plant, equipment and development costs
Commodity price estimates	2,648	2,616